Capital Lease Obligations (Tables)	9 Months Ended
Oct. 05, 2013
Summary of Future Minimum Lease Rental Payments

As of October 5, 2013, future minimum lease rental payments applicable to capital lease obligations follow (dollars in thousands):

2013 (remaining period)	$6,730
2014	28,137
2015	25,390
2016	24,056
2017	19,960
Thereafter	71,838

Total minimum lease payments	176,111
Less amounts representing interest	(71,173)

Present value of net minimum lease payments	104,938
Less current obligations	(14,063)

Long-term cash obligations	90,875

Obligations related to land with no cash payments	48,829
Total long-term capital lease obligations	$139,704